AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 63,317	$ 60,595
Gross unrealized gain	92	103
Gross unrealized loss	(215)	(191)
Fair value	63,194	60,507
Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	25,192	20,032
Gross unrealized gain	28	31
Gross unrealized loss	(23)	(14)
Fair value	25,197	20,049
Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	37,920	34,472
Gross unrealized gain	64	70
Gross unrealized loss	(188)	(78)
Fair value	37,796	34,464
Available-for-sale securities matures after three year through five years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	205	6,091
Gross unrealized gain		2
Gross unrealized loss	(4)	(99)
Fair value	201	5,994
Governmental debentures [Member] | Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	573	339
Gross unrealized gain	20
Gross unrealized loss	(1)
Fair value	592	339
Governmental debentures [Member] | Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	108
Gross unrealized gain
Gross unrealized loss	(1)
Fair value	107
Governmental debentures [Member] | Available-for-sale securities matures after three year through five years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		100
Gross unrealized gain
Gross unrealized loss
Fair value		100
Corporate debentures [Member] | Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	24,619	19,693
Gross unrealized gain	8	31
Gross unrealized loss	(22)	(14)
Fair value	24,605	19,710
Corporate debentures [Member] | Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	37,812	34,472
Gross unrealized gain	64	70
Gross unrealized loss	(187)	(78)
Fair value	37,689	34,464
Corporate debentures [Member] | Available-for-sale securities matures after three year through five years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	205	5,991
Gross unrealized gain		2
Gross unrealized loss	(4)	(99)
Fair value	$ 201	$ 5,894